Organization and principal activities - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2020 CNY (¥) agreement	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
TOTAL ASSETS	$ 149,963		¥ 1,560,599		¥ 978,504
LIABILITIES
TOTAL LIABILITIES	142,598		1,201,879		930,454
Total net revenues	57,971	¥ 378,264	1,285,236	¥ 1,603,631
Net income /(loss)	(45,048)	(293,935)	(905,895)	2,171
Net cash provided by operating activities	8,730	56,963	175,079	231,908
Net cash provided by/(used in) investing activities	29,521	192,619	(538,702)	280,595
Net cash (used in)/provided by financing activities	$ (43,929)	¥ (286,639)	224,372	(200,085)
Contractual arrangement that could require the relevant PRC subsidiaries | agreement	0	0
Consolidated VIEs
Variable Interest Entity [Line Items]
TOTAL ASSETS			931,287		440,444
LIABILITIES
TOTAL LIABILITIES			1,135,535		¥ 476,397
Total net revenues		¥ 352,604	1,272,943	1,601,037
Net income /(loss)		(111,765)	(520,791)	322,605
Net cash provided by operating activities		128,547	404,851	470,404
Net cash provided by/(used in) investing activities		289,956	(165,957)	859,941
Net cash (used in)/provided by financing activities		(666,659)	¥ 86,906	¥ (961,263)
Assets of the VIEs and VIEs' subsidiaries that are collateral		¥ 0